Revenue - Summary of disaggregation of revenue from contracts with customers (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 42	$ 2,308	$ 0
Licensing revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	2,301	0
Licensing revenue [Member] | Timing of revenue recognition [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	2,301	0
Sale of paxalisib [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42	7	0
Sale of paxalisib [Member] | Timing of revenue recognition [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42	7	0
KR [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	2,308	0
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 42	$ 0	$ 0